Capital risk management - Schedule of capital (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CAPITAL RISK MANAGEMENT [Abstract]
Equity	$ 959.5	$ 955.9
Long-term debt	394.9	491.0
Gross Capital	1,354.4	1,446.9
Cash and cash equivalents	(200.8)	(481.5)	$ (186.3)
Total	$ 1,153.6	$ 965.4